Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of geographical areas [line items]
Revenue	€ 530.6	€ 459.0	€ 1,558.0	€ 1,448.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	160.8	97.9	400.1	309.7
Italy
Disclosure of geographical areas [line items]
Revenue	81.3	78.4	279.9	271.7
Germany
Disclosure of geographical areas [line items]
Revenue	68.9	69.1	223.9	216.8
France
Disclosure of geographical areas [line items]
Revenue	40.0	41.5	125.8	125.1
Sweden
Disclosure of geographical areas [line items]
Revenue	48.8	52.1	143.3	158.8
Norway
Disclosure of geographical areas [line items]
Revenue	31.8	32.7	91.2	92.2
Austria
Disclosure of geographical areas [line items]
Revenue	21.3	19.3	71.7	67.5
Spain
Disclosure of geographical areas [line items]
Revenue	19.5	20.6	57.6	61.7
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 58.2	€ 47.4	€ 164.5	€ 144.9